Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

2.	Basis of Presentation

Statement of compliance

These condensed consolidated financial statements have been prepared by management in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying condensed consolidated financial statements are unaudited and have been prepared pursuant to the rules and regulations of the SEC regarding interim financial reporting. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements and should be read in conjunction with the Company’s audited consolidated financial statements and accompanying notes for the fiscal year ended December 31, 2025, included in the Company’s 2025 Annual Report. The policies set out below have been consistently applied to all periods presented unless otherwise noted.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments (consisting only of normal and recurring adjustments, except as otherwise indicated) considered necessary to present fairly, in all material respects, the Company’s financial position as of March 31, 2026, its results of operations for the three months ended March 31, 2026 and 2025, and its cash flows for the three months ended March 31, 2026 and 2025. Interim results are not necessarily indicative of the results that may be expected for any other interim period or for the full fiscal year.

These condensed consolidated financial statements were approved and authorized for issuance by the Company’s Board of Directors on May 6, 2026.

Liquidity and going concern

Historically, the Company’s primary source of liquidity has been its operations, capital contributions made by equity investors and debt issuances. The Company is currently meeting its current operational obligations as they become due from its current working capital and from operations. However, the Company has sustained losses since inception and may require additional capital in the future. As of and for the three months ended March 31, 2026, the Company had an accumulated deficit of $139,803,363, a net loss and comprehensive loss attributable to the Company of $426,253, and net cash provided by operating activities of $395,001.  Such uncertainties related to events and conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company is generating cash from revenues and deploying its capital reserves to acquire and develop assets capable of producing additional revenues and earnings over both the immediate and near term. Capital reserves are primarily being utilized for capital expenditures, facility improvements, product development and marketing.

Liquidity risk is the risk that the Company will not be able to meet its financial obligations associated with financial liabilities. The Company manages liquidity risk through the management of its capital structure. The Company’s approach to managing liquidity is to ensure that it will have sufficient liquidity to settle obligations and liabilities when due.

Basis of presentation and measurement

These consolidated financial statements have been prepared on a historical cost basis except for derivative financial instruments, which are measured at fair value through earnings, as explained in the accounting policies below. Historical costs are generally based upon the fair value of the consideration given in exchange for goods and services. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

Reclassifications

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no material effect on the consolidated results of operations, stockholders’ deficit, or cash flows.

Functional currency

All figures presented in the consolidated financial statements are reflected in United States dollars; however, the functional currency of the Company includes Canadian dollars and United States dollars. The Company’s subsidiaries functional currency is the United States dollar.

Transactions in foreign currencies are initially recorded in the Company’s functional currency at the exchange rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency rate of exchange at the end of each reporting period. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when fair value is determined.

All gains and losses on translation of these foreign currency transactions are included in earnings.

On consolidation, the assets and liabilities of foreign operations reported in their functional currencies are translated into United States dollars, the Company’s presentation currency, at period-end exchange rates. Income and expenses, and cash flows of foreign operations are translated into United States dollars using average exchange rates. Exchange differences resulting from translating foreign operations are recognized in accumulated other comprehensive loss.

Basis of consolidation

These consolidated financial statements as of March 31, 2026 and December 31, 2025 include the accounts of the Company, its wholly-owned subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company has the power, directly and indirectly, to govern the financial and operating policies of an entity and be exposed to the variable returns from its activities. The financial statements of subsidiaries are included in the audited annual financial statements from the date that control commences until the date that control ceases.

The following is a list of the Company’s wholly-owned and partially owned operating subsidiaries:

Name of Consolidated Subsidiary or Entity	Purpose	Jurisdiction	Attributable Interest
Aya Biosciences, Inc.	Pharmaceutical	US	100%
Anderson Development SB, LLC.	Cultivation	US	100%
Paleo Paw Corp.	CBD Wellness	US	100%
Payne Distribution, LLC.	Distribution	US	100%
LEEF Brands, Inc.	Holding Company	Canada	100%
LEEF Holdings, Inc.	Holding Company	US	100%
Preferred Brand LLC.	Manufacturing	US	100%
Seven Zero Seven, LLC.	Manufacturing	US	100%
LEEF Management, LLC.	Payroll	US	100%
1127466 B.C. Ltd.	Real Estate	Canada	100%
1200665 B.C. Ltd.	Real Estate	Canada	100%
SCRSB, LLC.	Cultivation	US	100%
The Leaf at 73740, LLC.	Dispensary	US	100%
Green Cross Nevada LLC.	Manufacturing	US	100%
V6E Holdings, LLC.	Manufacturing	US	100%
LEEF Labs NY LLC.	Manufacturing	US	100%
LEEF Labs NJ, LLC.	Manufacturing	US	100%
Eaton Processing LLC	Manufacturing	US	100%

All inter-company transactions and balances have been eliminated in the consolidated financial statement presentation.

2.	Basis of Presentation

Statement of compliance

These consolidated financial statements have been prepared by management in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The policies set out below have been consistently applied to all periods presented unless otherwise noted.

Liquidity and going concern

Historically, the Company’s primary source of liquidity has been its operations, capital contributions made by equity investors and debt issuances. The Company is currently meeting its current operational obligations as they become due from its current working capital and from operations. However, the Company has sustained losses since inception and may require additional capital in the future. As of and for the year ended December 31, 2025, the Company had an accumulated deficit of $139,377,110, a net loss and comprehensive loss attributable to the Company of $17,629,675, and net cash used in operating activities of $336,895. Such uncertainties related to events and conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company is generating cash from revenues and deploying its capital reserves to acquire and develop assets capable of producing additional revenues and earnings over both the immediate and near term. Capital reserves are primarily being utilized for capital expenditures, facility improvements, product development and marketing.

Liquidity risk is the risk that the Company will not be able to meet its financial obligations associated with financial liabilities. The Company manages liquidity risk through the management of its capital structure. The Company’s approach to managing liquidity is to ensure that it will have sufficient liquidity to settle obligations and liabilities when due.

Basis of presentation and measurement

These consolidated financial statements have been prepared on a historical cost basis except for derivative financial instruments, which are measured at fair value through earnings, as explained in the accounting policies below. Historical costs are generally based upon the fair value of the consideration given in exchange for goods and services. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

Reclassifications

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no material effect on the consolidated results of operations, stockholders’ deficit, or cash flows.

Functional currency

All figures presented in the consolidated financial statements are reflected in United States dollars; however, the functional currency of the Company includes Canadian dollars and United States dollars. The Company’s subsidiaries functional currency is the United States dollar.

Transactions in foreign currencies are initially recorded in the Company’s functional currency at the exchange rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency rate of exchange at the end of each reporting period. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when fair value is determined.

All gains and losses on translation of these foreign currency transactions are included in earnings.

On consolidation, the assets and liabilities of foreign operations reported in their functional currencies are translated into United States dollars, the Company’s presentation currency, at period-end exchange rates. Income and expenses, and cash flows of foreign operations are translated into United States dollars using average exchange rates. Exchange differences resulting from translating foreign operations are recognized in accumulated other comprehensive loss.

Basis of consolidation

These consolidated financial statements as of December 31, 2025 and 2024 include the accounts of the Company, its wholly-owned subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company has the power, directly and indirectly, to govern the financial and operating policies of an entity and be exposed to the variable returns from its activities. The financial statements of subsidiaries are included in the audited annual financial statements from the date that control commences until the date that control ceases.

The following is a list of the Company’s wholly-owned and partially owned operating subsidiaries:

Name of Consolidated Subsidiary or Entity	Purpose	Jurisdiction	Attributable Interest
Aya Biosciences, Inc.	Pharmaceutical	US	100%
Anderson Development SB, LLC.	Cultivation	US	100%
Paleo Paw Corp.	CBD Wellness	US	100%
Payne Distribution, LLC.	Distribution	US	100%
LEEF Brands, Inc.	Holding Company	Canada	100%
LEEF Holdings, Inc.	Holding Company	US	100%
Preferred Brand LLC.	Manufacturing	US	100%
Seven Zero Seven, LLC.	Manufacturing	US	100%
LEEF Management, LLC.	Payroll	US	100%
1127466 B.C. Ltd.	Real Estate	Canada	100%
1200665 B.C. Ltd.	Real Estate	Canada	100%
SCRSB, LLC.	Cultivation	US	100%
The Leaf at 73740, LLC.	Dispensary	US	100%
Green Cross Nevada LLC.	Manufacturing	US	100%
V6E Holdings, LLC.	Manufacturing	US	100%
LEEF Labs NY LLC.	Manufacturing	US	100%
LEEF Labs NJ, LLC,	Manufacturing	US	100%
Eaton Processing LLC	Manufacturing	US	100%

All inter-company transactions and balances have been eliminated in the consolidated financial statement presentation.

Recently Adopted Accounting Standards

ASU 2023-07

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which is intended to improve the financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities. The Company adopted ASU 2023-07 beginning with its 2024 annual report.

ASU 2023-08

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets. The ASU requires that crypto assets meeting certain criteria be measured at fair value, with changes in fair value recognized in net income each reporting period. The Company adopted ASU 2023-08 effective January 1, 2024, on a prospective basis.

Upon adoption, crypto assets are measured at fair value, with changes in fair value recorded within other income (expense) in the consolidated statements of operations. Adoption of this standard did not result in a cumulative-effect adjustment to the opening balance of retained earnings as of the adoption date. Disclosures required by the ASU, including information about significant crypto asset holdings and changes therein, have been included in Note 8 – Intangible Assets to the consolidated financial statements.

ASU 2023-09

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to provide enhancements to annual income tax disclosures. The standard will require more detailed information in the rate reconciliation table and for income taxes paid, among other enhancements. The standard is effective for years beginning after December 15, 2024 and early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.